Other comprehensive income - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (432)	€ (776)	€ (672)
Fair Value	89,898	83,308	85,239
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	967	535	373
Capital losses by valuation	(1,399)	(1,311)	(1,045)
Net gains/losses by valuation	(432)	(776)	(672)
Fair Value	2,193	1,761	1,941	€ 2,453
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	39	32	30
Capital losses by valuation	(1,328)	(1,173)	(926)
Net gains/losses by valuation	(1,289)	(1,141)	(896)
Fair Value	117	252	500
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	131	117	84
Capital losses by valuation	(71)	(71)	(60)
Net gains/losses by valuation	60	46	24
Fair Value	299	267	225
International | US
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	22	16	15
Capital losses by valuation	0	0	0
Net gains/losses by valuation	22	16	15
Fair Value	24	19	29
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	775	370	244
Capital losses by valuation	0	(67)	(59)
Net gains/losses by valuation	775	303	185
Fair Value	1,753	1,223	1,187
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	779	316	246
Capital losses by valuation	(51)	(118)	(113)
Net gains/losses by valuation	728	198	133
Fair Value	1,780	1,225	1,200
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	188	219	127
Capital losses by valuation	(1,348)	(1,193)	(932)
Net gains/losses by valuation	(1,160)	(974)	(805)
Fair Value	€ 413	€ 536	€ 741